Subsequent Events - Stock Based Compensation (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Events
Expected term		6 years 3 months 18 days
Number of shares outstanding		11,426,659	7,210,610
Maximum
Subsequent Events
Expected term			6 years 3 months 18 days
Plan 2016
Subsequent Events
Expected term	10 years	10 years
Number of shares outstanding	10,432,749	10,432,749
Plan 2024
Subsequent Events
Expected term	10 years	10 years
ESPP 2024
Subsequent Events
Expiration period	20 years	20 years